Asset Retirement Obligation (Details) - Schedule of asset retirement obligations - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of asset retirement obligations [Abstract]
Asset retirement obligation, beginning of period	$ 1,233,514	$ 826,637
Obligation incurred:
Kiewit properties	6,833	283,347
JJS property		31,016
Accretion expense	121,947	92,514
Asset retirement obligation, end of period	$ 1,362,294	$ 1,233,514